ADVISORSHARES RESTAURANT ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.2%

Retail – 98.2%
Arcos Dorados Holdings, Inc., Class A (Brazil)	15,007	$141,966
BJ’s Restaurants, Inc.*	4,901	114,977
Bloomin’ Brands, Inc.	4,114	101,163
Brinker International, Inc.*	3,501	110,597
Carrols Restaurant Group, Inc.*	22,092	145,586
Casey’s General Stores, Inc.	429	116,482
Chipotle Mexican Grill, Inc.*	62	113,573
Chuy’s Holdings, Inc.*	3,521	125,277
Darden Restaurants, Inc.	935	133,911
Dave & Buster’s Entertainment, Inc.*	982	36,403
Dine Brands Global, Inc.	1,567	77,488
Domino’s Pizza, Inc.	309	117,046
El Pollo Loco Holdings, Inc.	13,900	124,405
Jack in the Box, Inc.	1,563	107,941
McDonald’s Corp.	540	142,258
Red Robin Gourmet Burgers, Inc.*	11,180	89,887
Restaurant Brands International, Inc. (Canada)	2,068	137,770
Shake Shack, Inc., Class A*	281	16,318
Starbucks Corp.	1,121	102,314
Texas Roadhouse, Inc.	1,064	102,250
Wendy’s Co. (The)	976	19,920
Wingstop, Inc.	609	109,523
Yum! Brands, Inc.	319	39,856
Total Retail		2,326,911

Total Common Stocks
(Cost $2,329,377)		2,326,911

MONEY MARKET FUND – 2.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(a)
(Cost $62,290)	62,290	62,290

Total Investments – 100.8%
(Cost $2,391,667)		2,389,201
Liabilities in Excess of Other Assets – (0.8%)		(18,268)
Net Assets – 100.0%		$2,370,933

*	Non-income producing security.

(a)	Rate shown reflects the 7-day yield as of September 30, 2023.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,326,911	$-	$-	$2,326,911
Money Market Fund	62,290	-	-	62,290
Total	$2,389,201	$-	$-	$2,389,201

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Retail	98.2%
Money Market Fund	2.6
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%